Acquisitions (Kuusamo Warrants and Sportech MSA Termination) (Details) - USD ($)			12 Months Ended
	Sep. 21, 2016	Apr. 25, 2016	Jun. 30, 2016	Dec. 31, 2016	Sep. 29, 2015	Sep. 08, 2015
DraftDay Gaming Group
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)		10,394
Reduction of principal amount		$ 71,000,000
Promissory Note
Business Acquisition [Line Items]
Stated interest rate (as a percent)					5.00%	5.00%
Kuusamo Promissory Notes Due September 29, 2015 | Unsecured Debt
Business Acquisition [Line Items]
Debt issue amount						$ 16,000
Kuusamo Promissory Notes Due March 8, 2016 | Unsecured Debt
Business Acquisition [Line Items]
Debt issue amount						$ 125,000
Long-term debt			$ 54,000	$ 0
Interest expense			$ 5,000,000
Common Stock | Kuusamo Promissory Notes Due March 8, 2016
Business Acquisition [Line Items]
Shares issued in conversion (in shares)	8,410